Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income	$ 10,394	$ 8,418	$ 7,645
Denominator:
Weighted-average shares outstanding	27,570	26,853	26,128
Effect of dilutive shares	453	810	1,379
Weighted-average diluted shares	28,023	27,663	27,507
Basic earnings per share	$ 0.38	$ 0.31	$ 0.29
Diluted earnings per share	$ 0.37	$ 0.30	$ 0.28